Warrants Liability	12 Months Ended
Dec. 31, 2024
Warrants Liability

12.   Warrants Liability

[a] August 2022 Warrants

In August 2020, the Company issued 42,499 Class B Subordinate Voting Shares and 21,250 warrants to purchase Class B Subordinate Voting Shares for total cash proceeds of $9,999,997. Each warrant is exercisable to purchase one Class B Subordinate Voting Share of the Company at an exercise price of $276.90 per share and expire five years from the date of issuance. The fair value of these warrants is classified as Level 2 in the fair value hierarchy.

On initial recognition the Company determined that these warrants did not meet the IFRS definition of equity due to the exercise price being denominated in United States dollar, which was not the functional currency of the Company at the time resulting in variability in exercise price. The change in functional currency on October 1, 2020, was determined to be a change in circumstance and, as such, the Company has made an accounting policy choice to continue to recognize the warrants as a financial liability classified at fair value through profit or loss.

The fair value of the warrants liability as at December 31, 2024, was $2 (December 31, 2023 – $31,338) resulting in a gain on change in fair value of $31,336 for the year ended December 31, 2024 (2023 – $113,211). The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

	December 31, 2024	December 31, 2023
Share price	$3.68	$59.80
Exercise price	$276.90	$276.90
Expected dividend yield	-	-
Risk free interest rate	2.91%	3.91%
Expected life	0.60	1.60
Expected volatility	134%	66%

[b] December 2024 Warrants

During the year ended December 31, 2024, the Company issued warrants attached to its convertible debenture (Note 14).

The Company determine that these warrants were exchangeable into a variable number of shares due to foreign exchange, and as such, the warrants were classified as financial liabilities measured at fair value through profit or loss (“FVTPL”). The Company uses the Black-Scholes pricing model to estimate fair value. Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price. The risk-free interest rate for the life of the warrants was based on the yields available on government benchmark bonds with a term approximating the remaining term of the warrants. The life of the warrants is based on the contractual term. The fair value of the warrant liability as at December 13, 2024, the date of issuance was $245,147. The fair value of the warrants as of December 31, 2024 was $212,000 resulting in a gain on change in fair value of $33,000. The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

	December 13, 2024	December 31, 2024
Share price (CAD)	$5.80	$5.20
Exercise price (CAD)	$7.00	$7.00
Risk free interest rate	2.97%	2.96%
Expected life	5.00	4.95
Expected volatility	104.39%	104.52%
Foreign exchange rate	0.70	0.70